UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2004


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/14/2005


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total: 69
                                       ----


Form 13F Information Table Value Total:   $ 53,018,378.32
                                       ------------------------





OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                               DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 CL A                 084670108    264        3          3     0       0             3       0        0
Abbott Labs                  Com                  002824100    420     8995       8995     0       0          8995       0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    572    88270      88270     0       0         88270       0        0
ADE Corp MA                  Com                  00089C107    433    23104      23104     0       0         23104       0        0
Alliance World Dollar Gov    Com                  01879R106    406    32800      32800     0       0         32800       0        0
Allied Capital Corp          Com                  01903Q108   1258    48700      48700     0       0         48700       0        0
AllState Corp                Com                  020002101    279     5400       5400     0       0          5400       0        0
American Shared Hospital     Com                  029595105     62    10400      10400     0       0         10400       0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304    453     5600       5600     0       0          5600       0        0
Barrick Gold Cp              Com                  067901108    980    40474      40474     0       0         40474       0        0
BHP Ltd                      Sponsored ADR        088606108    463    19291      19291     0       0         19291       0        0
BP Plc                       Sponsored ADR        055622104    287     4910       4910     0       0          4910       0        0
Brascan Corp                 CL A LTD VT SH       10549P606   1467    40725      40725     0       0         40725       0        0
Bristol Myers Squibb         Com                  110122108   1163    45400      45400     0       0         45400       0        0
Burlington North Santa Fe    Com                  12189T104    210     4442       4442     0       0          4442       0        0
Ciena Corp                   Com                  171779101     43    13000      13000     0       0         13000       0        0
Cisco Systems                Com                  17275R102   1358    70300      70300     0       0         70300       0        0
Coeur d'Alene Mines Corp     Com                  192108108    148    37570      37570     0       0         37570       0        0
Corporate High Yld FD V      Com                  219931102    587    37511      37511     0       0         37511       0        0
Du Pont de Numours           Com                  263524109    401     8184       8184     0       0          8184       0        0
Duke Realty Invest           Com                  624411505    488    14300      14300     0       0         14300       0        0
Eaton Vance Senior           Sh Ben Int           27826S103    103    11853      11853     0       0         11853       0        0
Enerplus Resources Fund      Unit Tr G New        29274D604   1924    53000      53000     0       0         53000       0        0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    182    10505      10505     0       0         10505       0        0
Exxon Mobil Corp             Com                  30231G102    697    13600      13600     0       0         13600       0        0
Federated Department Stores  Com                  31410H101    930    16101      16101     0       0         16101       0        0
Ford Motor Co                Com                  345370100    513    35031      35031     0       0         35031       0        0
General Electric             Com                  369604103    674    18458      18458     0       0         18458       0        0
GlaxoSmithkline              Sponsored ADR        37733W105    299     6310       6310     0       0          6310       0        0
Great Lakes Chem             Com                  390568103    966    33900      33900     0       0         33900       0        0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    399     6600       6600     0       0          6600       0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    169    10691      10691     0       0         10691       0        0
Hecla Mng                    Pfd CV Ser B         422704205    252     4000       4000     0       0          4000       0        0
Hewlett Packard              Com                  428236102    237    11300      11300     0       0         11300       0        0
Input/Output                 Com                  457652105    364    41200      41200     0       0         41200       0        0
iShares MSCI Japan Index Fd  Com                  464286848    737    67500      67500     0       0         67500       0        0
J.P. Morgan                  Com                  46625H100    386     9900       9900     0       0          9900       0        0
Keynote Securities           com                  493308100   1140    81900      81900     0       0         81900       0        0
Latin Amer Equity Fund       Com                  51827Q106   1117    51600      51600     0       0         51600       0        0
Lexicon Genetics Inc Com     Com                  528872104   1070   138000     138000     0       0        138000       0        0
Liberty Media Corp           Com                  530718105    830    75600      75600     0       0         75600       0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1846    58620      58620     0       0         58620       0        0
LSI Logic Corporation        Com                  502161102    501    91400      91400     0       0         91400       0        0
Lubrizol Corporation         Com                  549271104    254     6900       6900     0       0          6900       0        0
MA Health & Educ TE          Sh Ben Int           575672100    325    20000      20000     0       0         20000       0        0
Meditronic                   Com                  585055106    301     6060       6060     0       0          6060       0        0
Merck&Co Inc                 Com                  589331107    220     6833       6833     0       0          6833       0        0
MS/DW Incm                   Com                  61745P874    781    49400      49400     0       0         49400       0        0
New Amer High Income Fd      Com                  641876107    157    71566      71566     0       0         71566       0        0
Newmont Mining               Com                  651639106   1631    36731      36731     0       0         36731       0        0
Nortel Networks              Com                  656568102     42    12015      12015     0       0         12015       0        0
Nuveen Calif Mun Value Fd    Com                  67062C107    100    10802      10802     0       0         10802       0        0
Nuveen Mass Prem Inc         Com                  67061E108    275    17400      17400     0       0         17400       0        0
Occidental Petro Crp         Com                  674599105   2107    36100      36100     0       0         36100       0        0
Pfizer Inc                   Com                  717081103    709    26350      26350     0       0         26350       0        0
Putnam Mgmt Muni Tr          Com                  746823103    125    17500      17500     0       0         17500       0        0
Scudder Global               Com                  81115E101    248    32100      32100     0       0         32100       0        0
Scudder High Income Tr       Com                  48841G106    272    38700      38700     0       0         38700       0        0
Senior High Income Portfolio Com                  81721E107    646   107000     107000     0       0        107000       0        0
Telcom NewZealand            Sponsored ADR        879278208    685    19308      19308     0       0         19308       0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    348     9082       9082     0       0          9082       0        0
Tellabs, Inc.                Com                  879664100    366    42600      42600     0       0         42600       0        0
Thermo Electron Corp         Com                  883556102   1368    45325      45325     0       0         45325       0        0
Toreador Resources Cp        Com                  891050106  12886   580700     580700     0       0        580700       0        0
TXU Corporation              Com                  873168108    362     5600       5600     0       0          5600       0        0
Ulticom, Inc.                Com                  903844108    216    13500      13500     0       0         13500       0        0
Verizon Comm                 Com                  92343V104    670    16540      16540     0       0         16540       0        0
Wyeth                        Com                  983024100    223     5235       5235     0       0          5235       0        0
Xcel Energy                  Com                  98389B100    620    34040      34040     0       0         34040       0        0


